Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Schedule of inventories

As at December 31	2022	2021
Finished commercial product available for sale	$2,365	$2,345
Finished retail pharmacy product available for sale	267	266
Unfinished product and packaging materials	589	718

	$3,221	$3,329